As filed with the Securities and Exchange Commission on June 26, 2007
                                                   1933 Act File No. 333-136796

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  -------------

                                    FORM N-14

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

[__] Pre-Effective Amendment No. _______ [ X ] Post-Effective Amendment No. 1

                             MFS(R) SERIES TRUST IX
               (Exact Name of Registrant as Specified in Charter)

                500 Boylston, Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)
        Registrant's Telephone Number, Including Area Code: 617-954-5000

                                  -------------

                              Susan S. Newton, Esq.
                    Massachusetts Financial Services Company,
                               500 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                                  -------------

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
              IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                IMMEDIATELY UPON FILING PURSUANT TO RULE 485(b).

Title of Securities Being Registered: Class A, Class B, Class C and Class I shares of beneficial interest in the series of the Registrant designated MFS Limited Maturity Fund, a series of MFS Series Trust IX.

NO FILING FEE IS REQUIRED BECAUSE AN INDEFINITE NUMBER OF SHARES HAVE PREVIOUSLY BEEN REGISTERED PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940.


===============================================================================

                          MFS(R) LIMITED MATURITY FUND

                       CONTENTS OF REGISTRATION STATEMENT

                           This Registration Statement contains the following
papers and documents:

o        Cover Sheet
o        Contents of Registration Statements
o        Part A - Prospectus/Proxy Statement*
o        Part B - Statement of Additional Information*
o        Part C - Other Information
o        Signature Page
o        Exhibits

     * Previously filed in Registrant's Registration Statement on Form N-14, SEC File No. 333-136796 on August 21, 2006 and subsequently filed in definitive form pursuant to Rule 497.

     This post-effective amendment is being filed solely for the purpose of including in the Registration Statement the definitive Plan of Reorganization (Exhibit 4) and the Opinion and Consent of Counsel on Tax Matters (Exhibit 12) for the reorganization of MFS Government Limited Maturity Fund into MFS Limited Maturity Fund, a series of the Registrant.


                                    FORM N-14
                                     PART C
                                OTHER INFORMATION



Item 15. Indemnification

                  Reference is hereby made to (a) Article V of the Trust's Amended and Restated Declaration of Trust, dated as of December 16, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 56 filed with the SEC via EDGAR on February 15, 2005 and (b) Section 8 of the Shareholder Servicing Agent Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the SEC via EDGAR on August 28, 1995.

                  The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser and principal underwriter are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 16.          EXHIBITS

                   1  (a)    Amended and Restated Declaration of Trust, dated
                             December 16, 2004.  (1)

                      b) Amendment, dated February 1, 2005, to the Declaration of Trust to terminate MFS Emerging Opportunities Fund. (1)

                      (c) Amendment, dated March 10, 2005, to the Declaration of Trust - Establishment and Designation of Class R Shares, Class R3 Shares, Class R4 Shares and Class R5 Shares for MFS Bond Fund, MFS Inflation-Adjusted Bond Fund, MFS Intermediate Investment Grade Bond Fund, MFS Limited Maturity Fund and MFS Research Bond Fund. (24)

                      (d) Amendment, dated April 1, 2005, to the Declaration of Trust - Redesignation of Class R1 Shares as Class R Shares and of Class R2 Shares as Class R3 Shares for MFS Bond Fund, MFS Inflation-Adjusted Bond Fund, MFS Intermediate Investment Grade Bond Fund, MFS Limited Maturity Fund and MFS Research Bond Fund. (24)

                      (e) Amendment, dated February 22, 2006, to the Declaration of Trust - Establishment and Designation of Class W Shares for MFS Research Bond Fund. (12)

                      (f) Amendment, dated March 30, 2007, to the Declaration of Trust - Termination of Class 529A, 529B, 529C shares of MFS Bond Fund and MFS Inflation-Adjusted Bond Fund, (22)

                   2  (a)    Amended and Restated By-Laws, dated January 1,
                             2002, as revised June 23, 2004.  (23)

                      (b) Appendix A, dated June 28, 2005, as revised February 27, 2007, to the Master Amended and Restated By-Laws, dated January 1, 2002. (19)

                   3         Not Applicable.

                   4 Plan of Reorganization; included as Exhibit A to MFS Government Limited Maturity Fund
                             Prospectus/Proxy Statement set forth in Part A to the Registration Statement on Form N-14; filed herewith.

                   5 Copies of instruments defining the rights of shareholders, including the relevant portions of: the Amended and Restated Declaration of Trust, dated December 16, 2004, as amended through March 30, 2007 (see Section 6.2), and the Amended and Restated By-Laws, dated January 1, 2002 as revised June 23, 2004 (see Article III). (28)

                   6 Investment Advisory Agreement for the Trust, dated January 1, 2002. (18)

                   7  (a)    Distribution Agreement, dated January 1, 1995.  (4)

                      (b) Dealer Agreement between MFS Fund Distributors, Inc. ("MFD") and a dealer as of September, 2004; the Mutual Fund Agreement between MFD and a trust institutional effective May 2002; Mutual Fund Agreement; Supplement to Mutual Fund Agreement; Amended and Restated MFS Serviced Plan Supplement to Dealer or Mutual Fund Agreement; Notice of Amendment to Dealer or Mutual Fund Agreement effective March, 2005, and Rule 22c-2 Supplement to Dealer Agreement or Mutual Fund Agreement. (17)

                   8  (a)    Master Retirement Plan for Non-Interested Person
                             Trustees, dated January 1, 1991, as
                             amended and restated February 17, 1999.  (25)

                      (b) Amendment to the Master Retirement Plan for Non-Interested Person Trustees, dated July 1, 2002.
                             (11)

                      (c) Retirement Benefit Deferral Plan, dated July 1, 2002. (11)

                   9  a)     Master Custodian Contract between the Registrant
                             and JP Morgan Chase Bank, N.A., dated
                             November 13, 2006.  (15)

                      (b) Appendix A to the Master Custodian Agreement between the Registrant and JP Morgan Chase Bank, N.A., dated as of February 27, 2007. (19)

                      (c) Fund Accounting Agreement between the Registrant and JP Morgan Investor Services Co., dated November 13, 2006. (15)

                      (d) Appendix A to the Fund Accounting Agreement between the Registrant and JP Morgan Investor Services Co., dated as of February 27, 2007. (19)

                  10  (a)    Master Distribution Plan pursuant to Rule 12b-1
                             under the Investment Company Act of 1940
                             effective January 1, 1997, Amended and Restated
                             effective October 25, 2006.  (21)

                      (b) Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 effective September 6, 1996, as amended and restated effective October 25, 2006.
                             (21)

                  11 Opinion of Susan Newton, including consent, dated August 18, 2006. (26)

                  12 Opinion of Ropes & Gray LLP as to tax matters, including consent; filed herewith.

                  13  (a)    Shareholder Servicing Agent Agreement, dated
                             December 2, 1985.  (4)

                      (b) Amendment to Exhibit B of the Shareholder Servicing Agent Agreement to amend fee schedule dated April 1, 2003. (20)

                      (c) Amendment to Shareholder Servicing Agreements, dated February 22, 2005. (16)

                      (d) Master Administrative Services Agreement, dated March 1, 1997 as amended and restated August 1, 2006. (14)

                      (e) Exhibit A, as revised February 27, 2007, to the Amended and Restated Master Administrative Services Agreement. (19)

                      (f) Master 529 Administrative Services Agreement, dated August 1, 2002. (7)

                      (g) Exhibit A, as revised February 27, 2007, to the Master 529 Administrative Services Agreement, dated August 1, 2002. (22)

                      (h) Addendum, dated October 16, 2002, to the Master 529 Administrative Services Agreement. (7)

                      (i) Master Class R Plan Administration and Service Agreement, dated April 1, 2005. (6)

                      (j) Exhibit A, dated July 26, 2005, to the Master Class R Plan Administration and Service Agreement. (23)

                      (k) Exhibit C, dated April 1, 2007 to the Master Class R Plan Administration and Service Agreement. (3)

                      (l)    Special Servicing Agreement, dated May 1, 2007. (2)

                  14  (a)    Auditor's Consent Letter for Ernst & Young LLP
                             regarding MFS Government Limited Maturity
                             Fund. (26)

                      (b) Auditor's Consent Letter for Deloitte & Touche LLP regarding MFS Limited Maturity Fund. (26)

                  16  (a)    Power of Attorney, dated September 1, 2005.  (23)

                      (b) Power of Attorney, dated November 1, 2005. (9)

                      (c) Power of Attorney, dated April 25, 2006. (12)

                  17  (a)    MFS Government Limited Maturity Fund's Prospectus
                             and Statement of Additional Information,
                             dated May 1, 2006.  (13)

                      (b) MFS Government Limited Maturity Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2005. (10)

                      (c) MFS Government Limited Maturity Fund's Semi-Annual Report to Shareholders for the period ended June 30, 2006. (27)

                      (d) MFS Limited Maturity Fund's Prospectus and Statement of Additional Information, dated September 1, 2006. (8)

                      (e) MFS Limited Maturity Fund's Annual Report to Shareholders for the fiscal year ended April 30, 2006. (5)
-------------------------
(1) Incorporated by reference to the Registrant's Post-Effective Amendment No. 56 filed with the SEC via EDGAR on February 15, 2005.
(2) Incorporated by reference to MFS Series Trust XII (File Nos. 333-126328 and 811-21780) Post-Effective Amendment No. 7 filed with the SEC via EDGAR on June 28, 2007.
(3) Incorporated by reference to MFS Series Trust III (File Nos. 2-60491 and 811-2794) Post-Effective Amendment No. 40 filed with the SEC via EDGAR on March 29, 2007.
(4) Incorporated by reference to the Registrant's Post-Effective Amendment No. 32 filed with the SEC via EDGAR on August 28, 1995.
(5) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) N-CSR filed with the SEC via EDGAR on July 7, 2006.
(6) Incorporated by reference to MFS Series Trust III (File Nos. 2-60491 and 811-2794) Post-Effective Amendment No. 37 filed with the SEC via EDGAR on March 31, 2005.
(7) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 43 filed with the SEC via EDGAR on November 27, 2002.
(8) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 63 filed with the SEC via EDGAR on August 25, 2006.
(9) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 58 filed with the SEC via EDGAR on November 28, 2005.
(10) Incorporated by reference to MFS Government Limited Maturity Fund (File Nos. 2-96738 and 811-4253) Form N-CSR filed with the SEC via EDGAR on March 10, 2006.
(11) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 44 filed with the SEC via EDGAR on August 1, 2002.
(12) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 62 filed with the SEC via EDGAR on April 27, 2006.
(13) Incorporated by reference to MFS Government Limited Maturity Fund (File Nos. 2-96738 and 811-4253) Post-Effective Amendment No. 27 filed with the SEC via EDGAR on April 28, 2006.
(14) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 62 filed with the SEC via EDGAR on September 29, 2006.
(15) Incorporated by reference to MFS Series Trust II (File Nos. 33-7637 and 811-4775) Post-Effective Amendment No. 30 filed with the SEC via EDGAR on January 26, 2007.

(16) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 55 filed with the SEC via EDGAR on March 14, 2005.
(17) Incorporated by reference to MFS Series Trust VIII (File Nos. 33-37972 and 811-5262) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on December 28, 2006.
(18) Incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the SEC via EDGAR on July 30, 2002.
(19) Incorporated by reference to MFS Series Trust XIV (File. No. 811-22033) Registration Statement on Form N-1A filed with the SEC via EDGAR on March 15, 2007.
(20) Incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the SEC via EDGAR on June 27, 2003.
(21) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 46 filed with the SEC via EDGAR on March 20, 2007.
(22) Incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the SEC via EDGAR on June 28, 2007.
(23) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 57 filed with the SEC via EDGAR on September 28, 2005.
(24) Incorporated by reference to Registrant's Post-Effective Amendment No. 58 filed with the SEC via EDGAR on March 31, 2005.
(25) Incorporated by reference to MFS Growth Opportunities Fund (File Nos. 2-36431 and 811-2032) Post-Effective Amendment No. 39 filed with the SEC via EDGAR on February 26, 1999.
(26) Previously filed. Incorporated by reference from the exhibits filed with Registrant's Initial Registration Statement on Form N-14 (File No. 333-136796), as filed with the SEC via EDGAR on August 21, 2006.
(27) Incorporated by reference to MFS Government Limited Maturity Fund (File Nos. 2-96738 and 811-4253) Form N-CSR filed with the SEC via EDGAR on August 31, 2006.
(28) Amended and Restated  Declaration  of Trust,  dated  December 16, 2004,  as amended through February 22, 2006, incorporated by reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement filed with the SEC via EDGAR on February 15, 2005; Amended and Restated By-Laws, dated January 1, 2002, as revised June 23, 2004 incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 57 filed with the SEC via EDGAR on September 28, 2005.

Item 17.          UNDERTAKINGS

                  (a) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

                  (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as a part of an amendment to this Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(c) The Registration agrees to file an executed copy of an opinion of counsel supporting the tax consequences of the proposed reorganization as an amendment to this Registration Statement within a reasonable time after receipt of such opinion.

                                     NOTICE


                  A copy of the Amended and Restated Declaration of Trust, as amended, is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this Registration Statement has been executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually, and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders of the Registrant individually, but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 26th day of June 2007.

                                      MFS(R) SERIES TRUST IX

                                      By:      MARIA F. DWYER*
                                      -----------------------------------------
                                      Name:    Maria F. Dwyer
                                      Title:   President

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities indicated on June 26, 2007.

             SIGNATURE                          TITLE

MARIA F. DWYER*                       President (Principal Executive Officer)
-------------------------
Maria F. Dwyer


TRACY A. ATKINSON*                    Principal Financial and Accounting Officer
-------------------------
Tracy A. Atkinson


ROBERT E. BUTLER*                     Trustee
-------------------------
Robert E. Butler


LAWRENCE H. COHN*                     Trustee
-------------------------
Lawrence H. Cohn


DAVID H. GUNNING*                     Trustee
-------------------------
David H. Gunning


WILLIAM R. GUTOW*                     Trustee
-------------------------
William R. Gutow


MICHAEL HEGARTY*                      Trustee
-------------------------
Michael Hegarty

J. ATWOOD IVES*                       Trustee
-------------------------
J. Atwood Ives


ROBERT J. MANNING*                    Trustee
-------------------------
Robert J. Manning


LAWRENCE T. PERERA*                   Trustee
-------------------------
Lawrence T. Perera


ROBERT C. POZEN*                      Trustee
-------------------------
Robert C. Pozen


J. DALE SHERRATT*                     Trustee
-------------------------
J. Dale Sherratt


LAURIE J. THOMSEN*                    Trustee
-------------------------
Laurie J. Thomsen


ROBERT W. UEK*                        Trustee
-------------------------
Robert W. Uek

                                     *By:      SUSAN S. NEWTON
                                     ----------------------------------------
                                     Name:     Susan S. Newton
                                              as Attorney-in-fact

                                     Executed  by Susan S.  Newton on  behalf of
                                     those indicated  pursuant to (i) a Power of
                                     Attorney, dated September 1, 2005;
                                     incorporated  by  reference to MFS Series
                                     Trust X (File  Nos.  33-1657  and 811-4492)
                                     Post-Effective Amendment No. 57 filed with
                                     the SEC via EDGAR on September 28, 2005
                                     (Atkinson);  (ii) a Power of  Attorney,
                                     dated  November 1, 2005,  incorporated  by
                                     reference  to MFS  Series  Trust X (File
                                     Nos. 33-1657 and 811-4492)  Post-Effective
                                     Amendment  No. 58 filed  with the SEC via
                                     EDGAR on  November  28, 2005  (Dwyer);  and
                                     (iii)  a  Power  of   Attorney,   dated
                                     April 25,  2006;  incorporated by reference
                                     to MFS Series  Trust IX (File  Nos. 2-50409
                                     and 811-2464) Post-Effective Amendment No.
                                     61  filed  with  the  SEC  via  EDGAR  on
                                     April  27,   2006 (Trustees).

                                INDEX TO EXHIBITS


EXHIBIT NO.                              DESCRIPTION OF EXHIBIT

     4 Plan of Reorganization; included as Exhibit A to MFS Government Limited Maturity Fund Prospectus/Proxy Statement set forth in Part A to the Registration Statement on Form N-14.

    12      Opinion of Ropes & Gray LLP as to tax matters, including consent.